Securities - Schedule of Gross Unrealized Losses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, unrealized losses, less than twelve months, fair value	$ 68	$ 122,969	$ 856,780
Available-for-sale Securities, unrealized losses, less than twelve months, accumulated loss	0	(299)	(19,478)
Available-for-sale Securities, unrealized losses, twelve months or longer, fair value	656,512	730,171	61,767
Available-for-sale Securities, unrealized losses, 12 months or longer, accumulated loss	(9,409)	(14,462)	(1,550)
Available-for-sale Securities, unrealized losses, fair value	656,580	853,140	918,547
Available-for-sale Securities, unrealized losses, accumulated loss	(9,409)	(14,761)	(21,028)
U.S. Treasury securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, unrealized losses, less than twelve months, fair value	0	98,344
Available-for-sale Securities, unrealized losses, less than twelve months, accumulated loss	0	(174)
Available-for-sale Securities, unrealized losses, twelve months or longer, fair value	0	0
Available-for-sale Securities, unrealized losses, 12 months or longer, accumulated loss	0	0
Available-for-sale Securities, unrealized losses, fair value	0	98,344
Available-for-sale Securities, unrealized losses, accumulated loss	0	(174)
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, unrealized losses, less than twelve months, fair value	68	24,625	852,344
Available-for-sale Securities, unrealized losses, less than twelve months, accumulated loss	0	(125)	(19,469)
Available-for-sale Securities, unrealized losses, twelve months or longer, fair value	656,512	730,171	56,781
Available-for-sale Securities, unrealized losses, 12 months or longer, accumulated loss	(9,409)	(14,462)	(1,544)
Available-for-sale Securities, unrealized losses, fair value	656,580	754,796	909,125
Available-for-sale Securities, unrealized losses, accumulated loss	(9,409)	(14,587)	(21,013)
Corporate debt securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, unrealized losses, less than twelve months, fair value	0	0	4,436
Available-for-sale Securities, unrealized losses, less than twelve months, accumulated loss	0	0	(9)
Available-for-sale Securities, unrealized losses, twelve months or longer, fair value	0	0	0
Available-for-sale Securities, unrealized losses, 12 months or longer, accumulated loss	0	0	0
Available-for-sale Securities, unrealized losses, fair value	0	0	4,436
Available-for-sale Securities, unrealized losses, accumulated loss	0	0	(9)
Other
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, unrealized losses, less than twelve months, fair value	0	0	0
Available-for-sale Securities, unrealized losses, less than twelve months, accumulated loss	0	0	0
Available-for-sale Securities, unrealized losses, twelve months or longer, fair value	0	0	4,986
Available-for-sale Securities, unrealized losses, 12 months or longer, accumulated loss	0	0	(6)
Available-for-sale Securities, unrealized losses, fair value	0	0	4,986
Available-for-sale Securities, unrealized losses, accumulated loss	$ 0	$ 0	$ (6)